Employee Benefit Plans and Postretirement Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligation
Net periodic benefit cost recognized in net income	$ (79)	$ (84)	$ (100)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(185)
Amortization of actuarial loss	69
Amortization of prior service cost (credit)	3
Prior service cost	(11)
Currency translation adjustments and other	(11)
Total recognized in other comprehensive loss	(135)
Total recognized	(214)
Other Postretirement Benefits [Member]
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligation
Net periodic benefit cost recognized in net income	(61)	(56)	(37)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(33)
Amortization of actuarial loss	20
Amortization of prior service cost (credit)	(14)
Prior service cost
Currency translation adjustments and other	(1)
Total recognized in other comprehensive loss	(28)
Total recognized	$ (89)